Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Operating profit	$ 257	$ 232
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	219	178
Industrial Activities [Member] | Operating Segments [Member] | Agricultural Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	159	90
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	(22)	14
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	28	38
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	74	53
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	(20)	(17)
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	120	130
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	$ (82)	$ (76)